Earnings (Loss) Per Share (Details) - Schedule of Earnings (Loss) Per Share - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Continuing Operations [Member]
Numerator:
Net loss attributable to the Company		$ (81,854,633)	$ (6,253,518)	$ (12,814,988)
Accretion of convertible redeemable preferred shares			(2,001,777)	(3,865,430)
Net loss attributable to ordinary shareholders – basic		(81,854,633)	(8,255,295)	(16,680,418)
Net loss attributable to ordinary shareholders – diluted		$ (81,854,633)	$ (8,255,295)	$ (16,680,418)
Denominator:
Weighted average ordinary shares outstanding – basic (in Shares)	[1],[2],[3]	19,255,424	14,926,857	6,881,268
Weighted average ordinary shares outstanding – diluted (in Shares)	[1],[2],[3]	19,255,424	14,926,857	6,881,268
Loss per share – basic (in Dollars per share)		$ (4.25)	$ (0.55)	$ (2.4)
Loss per share – diluted (in Dollars per share)		$ (4.25)	$ (0.55)	$ (2.4)
Discontinued Operations [Member]
Denominator:
Weighted average ordinary shares outstanding – basic (in Shares)	[1],[2],[3]		14,926,857
Weighted average ordinary shares outstanding – diluted (in Shares)	[1],[2],[3]		14,926,857
Numerator:
Income from discontinued operations attributable to the Company			$ 520,000
Income from discontinued operations attributable to ordinary shareholders – basic			520,000
Income from discontinued operations attributable to ordinary shareholders – diluted			$ 520,000
Denominator:
Earnings per share – basic (in Dollars per share)			$ 0.03
Earnings per share – diluted (in Dollars per share)			$ 0.03

[1]	According to the M&A, Class A and Class B ordinary shares shall rank pari passu and have the same rights, preferences, privileges and restrictions, except for the voting rights, where each share of Class B ordinary shares shall have 15 votes and each share of Class A ordinary shares shall have one vote, and the conversion rights, where each share of Class B ordinary shares shall be convertible into one share of Class A ordinary shares, whereas Class A ordinary shares are not convertible into Class B ordinary shares. As such, the weighted average ordinary shares outstanding represents the combined number of Class A and Class B ordinary shares.
[2]	After giving retrospective effects of recapitalization due to reverse acquisition effective December 23, 2022 and the 1-for-5 reverse stock split effective on May 30, 2024.
[3]	The basic weighted average ordinary share outstanding also includes share warrants to subscribe for 17,964,879 Class A ordinary shares (3,592,980 shares post 1-for-5 reverse stock split) as the share warrants accord the holders with all rights and obligations attached to the Class A ordinary shares, as if such warrant holders had exercised the warrants and been duly registered as shareholders of the Company.